Equity (Details) - Schedule of stock option activity	6 Months Ended
Jun. 30, 2022 $ / shares shares
Stockholders' Equity Note [Abstract]
Number of Options, Options outstanding | shares	1,732,368
Weighted Average Exercise Price, Options outstanding | $ / shares	$ 28.85
Number of Options, Granted | shares
Weighted Average Exercise Price, Granted | $ / shares
Number of Options, Exercised | shares	(21,240)
Weighted Average Exercise Price, Exercised | $ / shares	$ 11.58
Number of Options, Forfeited | shares	(22,793)
Weighted Average Exercise Price, Forfeited | $ / shares	$ 23.06
Number of Options, Options outstanding | shares	1,688,335
Weighted Average Exercise Price, Options outstanding | $ / shares	$ 29.15
Number of Options, Options exercisable | shares	1,374,113
Weighted Average Exercise Price, Options exercisable | $ / shares	$ 32.04